Statements of Earnings (Loss) And Retained Earnings - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
SALES	$ 10,947,724	$ 8,363,825	$ 27,075,116	$ 28,462,481	$ 37,752,173	$ 30,316,831
COST OF SALES:
Purchases	6,362,217	5,813,427	16,435,550	18,460,993	24,167,798	19,395,199
Freight	860,813	385,262	2,478,457	1,284,732	2,099,511	1,961,441
Total Cost of Sales	7,223,030	6,198,689	18,914,007	19,745,725	26,267,309	21,356,640
GROSS PROFIT	3,724,694	2,165,136	8,161,109	8,716,756	11,484,864	8,960,191
OPERATING EXPENSES:
Bad Debt Expense	11,926	32,000	93,971	47,899	67,899	140,292
General and Administrative Expenses	2,677,175	2,047,478	8,239,160	6,667,584	9,926,092	8,226,145
Total Operating Expenses	2,689,101	2,079,478	8,333,131	6,715,483	9,993,991	8,366,437
EARNINGS (LOSS) FROM OPERATIONS	1,035,593	85,658	(172,022)	2,001,273	1,490,873	593,754
OTHER INCOME AND (EXPENSE):
Other Income	6,378		776,440	10,000	10,000	76,000
Interest Expense	(26,260)		(66,066)	(41,619)	(49,457)	(109,117)
Interest Income						977
Total Other Income and Expenses	(19,882)		710,374	(31,619)	(39,457)	(32,140)
EARNINGS (LOSS) BEFORE INCOME TAXES	1,015,711	85,658	538,352	1,969,654	1,451,416	561,614
INCOME TAXES:
State					118,300	59,011
Federal					303,936	112,740
Current:
State		88,725	76,338	118,300
Federal	3,730	227,952	37,281	303,936
Total Current	3,730	316,677	113,619	422,236
Deferred:
State	78,800		44,800
Federal	209,313		115,038
Total Deferred	288,113		159,838
Total Income Taxes	291,843	316,677	273,457	422,236	422,236	171,751
NET EARNINGS (LOSS)	723,868	(231,019)	264,895	1,547,418	1,029,180	389,863
RETAINED EARNINGS, BEGINNING	1,168,681	2,376,911	1,627,654	598,474	598,474	208,611
RETAINED EARNINGS, ENDING	$ 1,892,549	$ 2,145,892	$ 1,892,549	$ 2,145,892	$ 1,627,654	$ 598,474